Net Income (Loss) Per Share - Weighted Average Outstanding Shares of Common Stock Equivalents Excluded (Details) - shares shares in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)		10,321	7,002	2,987	6,958	7,832
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)		369	2,035	493	524	1,635
Performance-based stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)		130	165	5	119	105
Non-vested restricted stock incentive awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)		2,908	2,990	1,524	3,442	3,565
Performance-based non-vested restricted stock incentive awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)		1,282	1,812	965	1,559	2,527
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)		4,675	0	0	1,139	0
Performance Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)		957	0	0	175	0
Predecessor
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)	675
Predecessor | Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)	659
Predecessor | Performance-based stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)	0
Predecessor | Non-vested restricted stock incentive awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)	0
Predecessor | Performance-based non-vested restricted stock incentive awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)	0
Predecessor | Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)	16
Predecessor | Performance Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive shares (in shares)	0